BALANCE SHEET COMPONENTS - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Write-down of inventory	$ 0	$ 0	$ 28,012	$ 0	$ 640,000	$ 250,000
Depreciation and amortization	$ 206,718	$ 144,955	$ 596,256	$ 369,971	$ 505,898	$ 450,505